Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Allowance for loan losses	$ 2,848	$ 4,640
Deferred compensation	1,213	1,762
Intangible assets	95	187
Pension costs		277
Other	141	102
Deferred tax asset	4,297	6,968
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(275)	(97)
Discount accretion on securities	(43)	(58)
Purchase accounting adjustments	(536)	(1,091)
FHLB stock dividends	(1,053)	(1,705)
Unrealized gain on securities available for sale	(847)	(1,035)
Pension costs	(293)
Prepaids	(320)
Other	(166)	(256)
Deferred tax liability	(3,533)	(4,242)
Net deferred tax asset	$ 764	$ 2,726